Segment Information - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segment Reporting Information [Line Items]
Fee income	$ 7,594	$ 6,504	$ 6,325
Premiums	107	130	537
Net investment income	3,086	2,781	3,018
Net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Other income	93	64	71
Total revenues	8,400	3,025	3,234
Death, other policy benefits and change in policy reserves, net of deferrals	892	1,235	1,430
Interest credited on other contract holder funds, net of deferrals	861	1,202	1,632
Interest expense	22	44	84
Operating costs and other expenses, net of deferrals	2,242	807	1,907
Amortization of deferred acquisition and sales inducement costs	520	(390)	(981)
Total benefits and expenses	4,537	5,418	4,072
Pretax income (loss)	3,863	(2,393)	(838)
Operating Segments
Segment Reporting Information [Line Items]
Fee income	4,728	3,983	3,934
Premiums	119	143	550
Net investment income	1,898	1,989	2,688
Net gains (losses) on derivatives and investments	153	127	73
Other income	93	64	71
Total revenues	6,991	6,306	7,316
Death, other policy benefits and change in policy reserves, net of deferrals	794	921	1,417
Interest credited on other contract holder funds, net of deferrals	861	1,202	1,632
Interest expense	22	44	84
Operating costs and other expenses, net of deferrals	2,242	2,010	1,907
Amortization of deferred acquisition and sales inducement costs	246	98	(42)
Total benefits and expenses	4,165	4,275	4,998
Pretax income (loss)	2,826	2,031	2,318
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Fee income	4,236	3,470	3,406
Premiums	0	0	0
Net investment income	669	922	1,491
Net gains (losses) on derivatives and investments	52	48	39
Other income	47	30	1
Total revenues	5,004	4,470	4,937
Death, other policy benefits and change in policy reserves, net of deferrals	(45)	54	27
Interest credited on other contract holder funds, net of deferrals	261	524	897
Interest expense	22	28	35
Operating costs and other expenses, net of deferrals	2,038	1,811	1,757
Amortization of deferred acquisition and sales inducement costs	198	61	(62)
Total benefits and expenses	2,474	2,478	2,654
Pretax income (loss)	2,530	1,992	2,283
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Fee income	492	513	528
Premiums	119	143	550
Net investment income	925	757	802
Net gains (losses) on derivatives and investments	72	58	26
Other income	39	26	59
Total revenues	1,647	1,497	1,965
Death, other policy benefits and change in policy reserves, net of deferrals	839	867	1,390
Interest credited on other contract holder funds, net of deferrals	412	428	444
Interest expense	0	0	0
Operating costs and other expenses, net of deferrals	163	169	107
Amortization of deferred acquisition and sales inducement costs	14	17	19
Total benefits and expenses	1,428	1,481	1,960
Pretax income (loss)	219	16	5
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Fee income	0	0	0
Premiums	0	0	0
Net investment income	260	355	450
Net gains (losses) on derivatives and investments	(3)	0	0
Other income	0	1	0
Total revenues	257	356	450
Death, other policy benefits and change in policy reserves, net of deferrals	0	0	0
Interest credited on other contract holder funds, net of deferrals	188	250	291
Interest expense	0	16	49
Operating costs and other expenses, net of deferrals	5	5	4
Amortization of deferred acquisition and sales inducement costs	0	0	0
Total benefits and expenses	193	271	344
Pretax income (loss)	64	85	106
Corporate and Other
Segment Reporting Information [Line Items]
Fee income	0	0	0
Premiums	0	0	0
Net investment income	44	(45)	(55)
Net gains (losses) on derivatives and investments	32	21	8
Other income	7	7	11
Total revenues	83	(17)	(36)
Death, other policy benefits and change in policy reserves, net of deferrals	0	0	0
Interest credited on other contract holder funds, net of deferrals	0	0	0
Interest expense	0	0	0
Operating costs and other expenses, net of deferrals	36	25	39
Amortization of deferred acquisition and sales inducement costs	34	20	1
Total benefits and expenses	70	45	40
Pretax income (loss)	$ 13	$ (62)	$ (76)